Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (2,218,871)	$ (25,265,286)	$ (37,678,411)	$ (172,537,530)	$ (49,693,594)
Adjustments for:
Finance costs	26,173	13,363	25,472	19,028,007	7,800,597
Interest income	(314,957)	(951,067)	(1,478,436)	(872,503)	(28,043)
Gain on disposal of items of property and equipment, net	(2,262)	(3,074)	(7,068)	(3,690)	(4,539)
Loss on lease modifications					65,406
Depreciation of property and equipment	95,546	129,116	309,033	218,471	328,438
Depreciation of right-of-use assets	363,611	358,474	712,003	743,956	871,157
Amortization of intangible assets	164,367	1,559,899	3,021,933	6,202,250	3,589,155
Impairment of assets		91,599	4,541,074	3,105,507	1,450,781
Impairment of goodwill					4,382,926
Equity-settled share-based payment expense	745,096	1,637,724	3,179,214	6,629,044	14,430,835
Other equity-settled transactions				500,000	882,115
Share-based payment on listing				67,027,178
Gain on disposal of assets in Malaysian operations			(600,000)
Gain on derecognition of convertible loans and bridge loan					(135,031)
Changes in fair value of financial instruments	(157,698)	236,547	(446,811)	57,333,432	1,101,484
Other long-term employee benefits expense	(14,289)			109,702	(4,951,482)
Retirement benefits expense	31,488	20,002	79,131	56,672	75,376
Unrealised foreign exchange differences, net	(3,962,673)	5,801,573	4,196,831	(895,392)	3,389,441
Provision for expected credit losses			112,122	3,757
Reversal of provision for expected credit losses				(1,558)	(14,242)
Total adjustments	(5,244,469)	(16,371,130)	(24,033,913)	(13,352,697)	(16,459,220)
Increase in accounts receivable	(1,888,436)	(206,785)	3,185,104	(7,396,057)	5,351,533
(Increase)/decrease in contract assets	(5,699,216)	3,146,698	4,017,017	(4,759,157)	(2,618,240)
Decrease/(increase) in prepayments, deposits and other receivables	248,256	(556,963)	(5,569,341)	(1,196,743)	(728,924)
Increase in accounts and other payable	779,203	2,713,033	(2,340,190)	9,721,951	(98,021)
Payment for reinstatement of terminated lease				(33,977)
Cash used in operations	(11,804,662)	(11,275,147)	(24,741,323)	(17,016,680)	(14,552,872)
Interest paid	(26,065)	(12,166)	(23,700)	(48,363)	(42,130)
Income tax paid	(25,035)		(49,149)	22,338
Retirement benefits paid			(74,016)		(14,402)
Net cash flows used in operating activities	(11,855,762)	(11,287,313)	(24,888,188)	(17,042,705)	(14,609,404)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	311,260	945,168	1,467,357	859,454	15,905
Purchases of items of property and equipment	(72,354)	(295,267)	(337,508)	(117,337)	(254,925)
Proceeds from disposal of items of property and equipment	2,262	3,074	7,068	6,104	9,002
Additions to other intangible assets	(453,553)	(712,198)	(1,397,149)	(2,097,621)	(4,734,550)
Decrease in pledged bank deposits	887	6,365	3,409	7,138	(10,775)
Net cash flows used in investing activities	(211,498)	(52,858)	(256,823)	(1,342,262)	(4,975,343)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	16	2,320	159
Proceeds from convertible loans					12,656,069
Proceeds from bridge loan					7,000,000
Settlement of bridge loan					(6,390,000)
Proceeds from loan notes				5,000,000	22,397,271
Proceeds from Capital Reorganization, net				91,513,464
Settlement of loan notes				(32,720,827)
Principal portion of lease payments	(339,863)	(363,641)	(721,892)	(730,908)	(873,308)
Net cash flows used in financing activities	(339,847)	(361,321)	(721,733)	63,061,729	34,790,032
NET DECREASE IN CASH AND CASH EQUIVALENTS	(12,407,107)	(11,701,492)	(25,866,744)	44,676,762	15,205,285
Cash and cash equivalents at beginning of period	42,521,520	68,641,016	68,641,016	24,077,695	9,190,286
Effect of foreign exchange rate changes, net	58,553	(442,247)	(252,752)	(113,441)	(317,876)
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 30,172,966	$ 56,497,277	$ 42,521,520	$ 68,641,016	$ 24,077,695